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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road         Bloomfield Hills, Michigan             48301
--------------------------------------------------------------------------------
         (Address of principal executive offices)                   (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc.  3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                           -----------------------------

Date of reporting period:       March 31, 2008
                           -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 98.0%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 3.8%
    10,000   American Science and Engineering, Inc.                $    545,700
    65,000   General Dynamics Corporation                             5,419,050
    40,000   Rockwell Collins, Inc.                                   2,286,000
                                                                   ------------
                                                                      8,250,750
                                                                   ------------
             BUILDING MATERIALS & CONSTRUCTION -- 3.7%
   100,000   Champion Enterprises, Inc. *                             1,003,000
   200,000   Pulte Homes, Inc.                                        2,910,000
    70,000   Ryland Group, Inc. (The)                                 2,302,300
    65,000   Simpson Manufacturing Company, Inc.                      1,766,700
                                                                   ------------
                                                                      7,982,000
                                                                   ------------
             BUSINESS SERVICES -- 1.7%
    10,000   Diebold, Incorporated                                      375,500
   135,000   Neogen Corporation *                                     3,388,500
                                                                   ------------
                                                                      3,764,000
                                                                   ------------
             CONSUMER - DURABLES -- 10.8%
   135,000   Brunswick Corporation                                    2,155,950
   270,485   Craftmade International, Inc.                            2,177,404
   550,000   Gentex Corporation                                       9,432,500
   100,000   Harley-Davidson, Inc.                                    3,750,000
   150,000   Thor Industries, Inc.                                    4,465,500
    35,000   Toro Company (The)                                       1,448,650
                                                                   ------------
                                                                     23,430,004
                                                                   ------------
             CONSUMER - NONDURABLES -- 4.8%
   220,000   Lifetime Brands, Inc.                                    1,966,800
    95,000   Sherwin-Williams Company (The)                           4,848,800
    45,000   VF Corporation                                           3,487,950
                                                                   ------------
                                                                     10,303,550
                                                                   ------------
             CONSUMER - RETAIL -- 7.0%
   135,000   American Eagle Outfitters, Inc.                          2,363,850
    90,000   Bed Bath & Beyond Inc. *                                 2,655,000
   400,000   Chico's FAS, Inc. *                                      2,844,000
   100,000   Dollar Tree, Inc. *                                      2,759,000
   150,000   Ross Stores, Inc.                                        4,494,000
                                                                   ------------
                                                                     15,115,850
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 98.0% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             ENERGY & MINING -- 8.4%
     5,000   ConocoPhillips                                        $    381,050
    20,000   Exxon Mobil Corporation                                  1,691,600
   125,000   Halliburton Company                                      4,916,250
   300,000   ION Geophysical Corporation *                            4,140,000
   110,000   Patterson-UTI Energy, Inc.                               2,879,800
    40,000   Southwestern Energy Company *                            1,347,600
   175,000   TXCO Resources, Inc. *                                   2,166,500
    10,000   XTO Energy Inc.                                            618,600
                                                                   ------------
                                                                     18,141,400
                                                                   ------------
             FINANCE - BANKS & THRIFTS -- 2.6%
    10,000   BB&T Corporation                                           320,600
   250,000   Citizens Republic Bancorp, Inc.                          3,107,500
   200,000   Synovus Financial Corporation                            2,212,000
                                                                   ------------
                                                                      5,640,100
                                                                   ------------
             FINANCE - INSURANCE -- 8.1%
   200,000   American Safety Insurance Holdings, Ltd. *               3,420,000
    40,000   Everest Re Group, Ltd.                                   3,581,200
    70,000   Hanover Insurance Group, Inc. (The)                      2,879,800
   643,000   Meadowbrook Insurance Group, Inc.                        5,021,830
   282,945   Unico American Corporation *                             2,659,683
                                                                   ------------
                                                                     17,562,513
                                                                   ------------
             FINANCE - SERVICES -- 4.0%
    70,000   Legg Mason, Inc.                                         3,918,600
   225,000   Western Union Company                                    4,785,750
                                                                   ------------
                                                                      8,704,350
                                                                   ------------
             HEALTHCARE -- 6.5%
    30,000   Beckman Coulter, Inc.                                    1,936,500
    85,000   Kinetic Concepts, Inc. *                                 3,929,550
    50,000   Stryker Corporation                                      3,252,500
    90,000   Waters Corporation *                                     5,013,000
                                                                   ------------
                                                                     14,131,550
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 98.0% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             INDUSTRIAL PRODUCTS & SERVICES -- 24.3%
    60,000   Alcoa, Inc.                                           $  2,163,600
    90,000   Balchem Corporation                                      2,062,800
   100,000   Belden Inc.                                              3,532,000
    50,000   Caterpillar Inc.                                         3,914,500
    45,000   Foster Wheeler, Ltd. *                                   2,547,900
   100,000   Genuine Parts Company                                    4,022,000
   175,000   Graco, Inc.                                              6,345,500
    40,000   Illinois Tool Works, Inc.                                1,929,200
    80,000   ITT Corporation                                          4,144,800
   110,000   Johnson Controls, Inc.                                   3,718,000
    60,000   Lincoln Electric Holdings, Inc.                          3,869,400
    60,000   Rofin-Sinar Technologies, Inc. *                         2,694,000
   140,000   RPM International Inc.                                   2,931,600
    15,000   Stericycle, Inc. *                                         772,500
   115,000   Trinity Industries, Inc.                                 3,064,750
    70,000   United Technologies Corporation                          4,817,400
                                                                   ------------
                                                                     52,529,950
                                                                   ------------
             REAL ESTATE -- 0.8%
    50,000   HCP, Inc.                                                1,690,500
                                                                   ------------

             TECHNOLOGY -- 9.2%
   175,000   ADTRAN, Inc.                                             3,237,500
    70,000   Logitech International S.A. *                            1,780,800
    10,000   Mettler-Toledo International Inc. *                        971,200
   100,000   Stratasys, Inc. *                                        1,780,000
   135,000   Teradata Corporation *                                   2,978,100
   275,000   Zebra Technologies Corporation - Class A *               9,163,000
                                                                   ------------
                                                                     19,910,600
                                                                   ------------
             TRANSPORTATION -- 2.3%
    55,000   Burlington Northern Santa Fe Corporation                 5,072,100
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $202,136,361)               $212,229,217
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 1.6%                              MARKET VALUE
--------------------------------------------------------------------------------
 3,395,178   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares
               (Cost $3,395,178)                                   $  3,395,178
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 99.6%
               (Cost $205,531,539)                                 $215,624,395

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%              919,878
                                                                   ------------

             NET ASSETS -- 100.0%                                  $216,544,273
                                                                   ============

*     Non-income producing security.

See notes to schedule of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 99.6%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 8.0%
    26,300   Alliant Techsystems, Inc. *                           $  2,722,839
    29,200   General Dynamics Corporation                             2,434,404
    65,100   Rockwell Collins, Inc.                                   3,720,465
                                                                   ------------
                                                                      8,877,708
                                                                   ------------
             BUSINESS SERVICES -- 5.8%
    82,000   Accenture Ltd. - Class A                                 2,883,940
   201,000   Rollins, Inc.                                            3,555,690
                                                                   ------------
                                                                      6,439,630
                                                                   ------------
             CONSUMER - DURABLES -- 7.9%
    34,000   Black & Decker Corporation (The)                         2,247,400
    51,300   Harley-Davidson, Inc.                                    1,923,750
    38,200   Polaris Industries, Inc.                                 1,566,582
    72,900   Toro Company (The)                                       3,017,331
                                                                   ------------
                                                                      8,755,063
                                                                   ------------
             CONSUMER - NONDURABLES -- 5.0%
    62,000   Coach, Inc. *                                            1,869,300
    98,300   McCormick & Company, Inc.                                3,634,151
                                                                   ------------
                                                                      5,503,451
                                                                   ------------
             CONSUMER - RETAIL -- 2.8%
    60,100   Bed Bath & Beyond, Inc. *                                1,772,950
    46,300   Ross Stores, Inc.                                        1,387,148
                                                                   ------------
                                                                      3,160,098
                                                                   ------------
             ENERGY & MINING -- 12.1%
    28,000   Exxon Mobil Corporation                                  2,368,240
   100,900   Frontier Oil Corporation                                 2,750,534
    48,800   Occidental Petroleum Corporation                         3,570,696
    77,625   XTO Energy, Inc.                                         4,801,882
                                                                   ------------
                                                                     13,491,352
                                                                   ------------
             FINANCE - INSURANCE -- 2.5%
   160,200   Brown & Brown, Inc.                                      2,784,276
                                                                   ------------

             FINANCE - SERVICES -- 4.1%
    25,950   FactSet Research Systems, Inc.                           1,397,927
   129,900   SEI Investments Company                                  3,207,231
                                                                   ------------
                                                                      4,605,158
                                                                   ------------
             FOOD & TOBACCO -- 3.6%
    76,600   Kellogg Company                                          4,026,096
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 99.6% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             HEALTHCARE -- 16.1%
    29,300   Beckman Coulter, Inc.                                 $  1,891,315
    47,800   C. R. Bard, Inc.                                         4,607,920
    55,500   Patterson Companies, Inc. *                              2,014,650
    56,800   Stryker Corporation                                      3,694,840
    88,800   Varian Medical Systems, Inc. *                           4,159,392
    28,600   Waters Corporation *                                     1,593,020
                                                                   ------------
                                                                     17,961,137
                                                                   ------------
             INDUSTRIAL PRODUCTS & SERVICES -- 25.5%
    74,400   AMETEK, Inc.                                             3,266,904
    61,800   CLARCOR, Inc.                                            2,196,990
    48,100   Danaher Corporation                                      3,657,043
    61,400   Donaldson Company, Inc.                                  2,473,192
    49,100   Expeditors International of Washington, Inc.             2,218,338
    42,300   Franklin Electric Company, Inc.                          1,445,391
    92,400   Graco, Inc.                                              3,350,424
    67,700   ITT Corporation                                          3,507,537
    81,900   Johnson Controls, Inc.                                   2,768,220
    67,500   Landstar System, Inc.                                    3,520,800
                                                                   ------------
                                                                     28,404,839
                                                                   ------------
             TECHNOLOGY -- 6.2%
    50,000   Dionex Corporation *                                     3,849,500
    31,900   Mettler-Toledo International Inc. *                      3,098,128
                                                                   ------------
                                                                      6,947,628
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $99,562,717)                $110,956,436
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 0.4%                              MARKET VALUE
--------------------------------------------------------------------------------
   440,573   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares
               (Cost $440,573)                                     $    440,573
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.0%
               (Cost $100,003,290)                                 $111,397,009

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%               21,177
                                                                   ------------

             NET ASSETS -- 100.0%                                  $111,418,186
                                                                   ============

*     Non-income producing security.

See notes to schedule of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 94.2%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 1.9%
    18,000   General Dynamics Corporation                          $  1,500,660
                                                                   ------------

             CONSUMER - DURABLES -- 6.9%
   100,000   Gentex Corporation                                       1,715,000
    50,000   Harley-Davidson, Inc.                                    1,875,000
    35,000   HNI Corporation                                            941,150
    50,000   Leggett & Platt, Inc.                                      762,500
                                                                   ------------
                                                                      5,293,650
                                                                   ------------
             CONSUMER - NONDURABLES -- 5.5%
    40,000   Scotts Miracle-Gro Company - Class A (The)               1,296,800
    35,000   Sherwin-Williams Company (The)                           1,786,400
    15,000   VF Corporation                                           1,162,650
                                                                   ------------
                                                                      4,245,850
                                                                   ------------
             CONSUMER - RETAIL -- 6.0%
    50,000   Cato Corporation - Class A (The)                           747,000
    35,000   Family Dollar Stores, Inc.                                 682,500
   105,000   Ross Stores, Inc.                                        3,145,800
                                                                   ------------
                                                                      4,575,300
                                                                   ------------
             ENERGY & MINING -- 7.0%
    18,000   Exxon Mobil Corporation                                  1,522,440
    65,000   Halliburton Company                                      2,556,450
    15,000   Schlumberger Limited                                     1,305,000
                                                                   ------------
                                                                      5,383,890
                                                                   ------------
             FINANCE - BANKS & THRIFTS -- 5.9%
    60,000   BB&T Corporation                                         1,923,600
   130,000   Synovus Financial Corporation                            1,437,800
    20,000   TCF Financial Corporation                                  358,400
    30,000   United Bankshares, Inc.                                    799,500
                                                                   ------------
                                                                      4,519,300
                                                                   ------------
             FINANCE - INSURANCE -- 4.7%
    30,000   Mercury General Corporation                              1,329,300
    30,000   PartnerRe Ltd.                                           2,289,000
                                                                   ------------
                                                                      3,618,300
                                                                   ------------
             FINANCE - SERVICES -- 2.5%
    35,000   Legg Mason, Inc.                                         1,959,300
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 94.2% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             FOOD & TOBACCO -- 7.9%
    60,000   Hormel Foods Corporation                              $  2,499,600
    40,000   Kellogg Company                                          2,102,400
    50,000   Sysco Corporation                                        1,451,000
                                                                   ------------
                                                                      6,053,000
                                                                   ------------
             HEALTHCARE -- 9.2%
    13,500   Beckman Coulter, Inc.                                      871,425
    15,000   Becton, Dickinson & Company                              1,287,750
    37,000   Laboratory Corporation of America Holdings *             2,726,160
    33,000   Stryker Corporation                                      2,146,650
                                                                   ------------
                                                                      7,031,985
                                                                   ------------
             INDUSTRIAL PRODUCTS & SERVICES -- 25.5%
    25,000   Caterpillar, Inc.                                        1,957,250
     2,000   Ecolab, Inc.                                                86,860
    30,000   Genuine Parts Company                                    1,206,600
    65,000   Graco, Inc.                                              2,356,900
    50,000   Johnson Controls, Inc.                                   1,690,000
    50,000   Paychex, Inc.                                            1,713,000
    25,000   Raven Industries, Inc.                                     757,500
   150,000   RPM International Inc.                                   3,141,000
    25,000   Stanley Works (The)                                      1,190,500
    30,000   United Technologies Corporation                          2,064,600
    75,000   Waste Management, Inc                                    2,517,000
    12,000   W.W. Grainger, Inc.                                        916,680
                                                                   ------------
                                                                     19,597,890
                                                                   ------------
             PRINTING & PUBLISHING -- 3.8%
    20,000   Meredith Corporation                                       765,000
    70,000   R.R. Donnelley & Sons Company                            2,121,700
                                                                   ------------
                                                                      2,886,700
                                                                   ------------
             TRANSPORTATION -- 7.4%
    30,000   Burlington Northern Santa Fe Corporation                 2,766,600
    27,500   CSX Corporation                                          1,541,925
    25,000   Norfolk Southern Corporation                             1,358,000
                                                                   ------------
                                                                      5,666,525
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $73,654,382)                $ 72,332,350
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 5.9%                              MARKET VALUE
--------------------------------------------------------------------------------
 3,636,078   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares                         $  3,636,078
   903,971   Federated U.S. Treasury Cash Reserve
               Fund - Institutional Shares                              903,971
                                                                   ------------
             TOTAL CASH EQUIVALENTS (Cost $4,540,049)              $  4,540,049
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.1%
               (Cost $78,194,431)                                  $ 76,872,399

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)           (101,752)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 76,770,647
                                                                   ============

*     Non-income producing security.

See notes to schedule of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 81.9%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 4.1%
     1,000   American Science and Engineering, Inc.                $     54,570
     6,200   Harris Corporation                                         300,886
     5,100   Rockwell Collins, Inc.                                     291,465
                                                                   ------------
                                                                        646,921
                                                                   ------------
             APPAREL & TEXTILES -- 3.3%
     3,300   Columbia Sportswear Company                                145,299
     4,200   Hanesbrands, Inc. *                                        122,640
    56,000   Tefron Ltd. *                                              247,520
                                                                   ------------
                                                                        515,459
                                                                   ------------
             BUSINESS SERVICES -- 2.3%
     3,000   Broadridge Financial Solutions, Inc.                        52,800
    15,000   Computer Programs & Systems, Inc.                          313,500
                                                                   ------------
                                                                        366,300
                                                                   ------------
             CONSUMER - DURABLES -- 8.9%
    30,000   Gentex Corporation                                         514,500
    15,000   HNI Corporation                                            403,350
    12,000   Thor Industries, Inc.                                      357,240
     7,500   Winnebago Industries, Inc.                                 126,750
                                                                   ------------
                                                                      1,401,840
                                                                   ------------
             CONSUMER - NONDURABLES -- 2.3%
    17,100   K-Swiss, Inc. - Class A                                    270,522
       500   Lancaster Colony Corporation                                19,980
     1,300   Sherwin-Williams Company (The)                              66,352
                                                                   ------------
                                                                        356,854
                                                                   ------------
             CONSUMER - RETAIL -- 3.8%
     6,200   Dollar Tree, Inc. *                                        171,058
    16,800   Hibbett Sports, Inc. *                                     259,392
     5,500   Ross Stores, Inc.                                          164,780
                                                                   ------------
                                                                        595,230
                                                                   ------------
             ENERGY & MINING -- 6.2%
     2,500   CARBO Ceramics, Inc.                                       100,250
    35,000   ION Geophysical Corporation *                              483,000
    12,500   Patterson-UTI Energy, Inc.                                 327,250
     3,000   Superior Well Services, Inc. *                              65,610
                                                                   ------------
                                                                        976,110
                                                                   ------------
             FINANCE - BANKS & THRIFTS -- 2.6%
        45   AmTrust Financial Corporation                              286,875
    12,400   Westfield Financial, Inc.                                  121,148
                                                                   ------------
                                                                        408,023
                                                                   ------------
             FINANCE - INSURANCE -- 1.2%
    25,000   Meadowbrook Insurance Group, Inc.                          195,250
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 81.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             HEALTHCARE -- 6.7%
   115,000   Continucare Corporation *                             $    286,350
     3,000   Endo Pharmaceuticals Holdings, Inc. *                       71,820
    10,000   Kinetic Concepts, Inc. *                                   462,300
     9,800   Psychemedics Corporation                                   174,440
     1,200   Varian Medical Systems, Inc. *                              56,208
                                                                   ------------
                                                                      1,051,118
                                                                   ------------
             INDUSTRIAL PRODUCTS & SERVICES -- 13.0%
     2,000   American Railcar Industries, Inc.                           40,660
     4,000   Applied Industrial Technologies, Inc.                      119,560
     2,200   AZZ, Inc. *                                                 78,276
     3,000   Belden, Inc.                                               105,960
     8,000   Graco, Inc.                                                290,080
     3,900   Lincoln Electric Holdings, Inc.                            251,511
    17,000   Raven Industries, Inc.                                     515,100
     3,400   Rofin-Sinar Technologies, Inc. *                           152,660
     7,000   RPM International Inc.                                     146,580
     7,000   Sun Hydraulics Corporation                                 204,890
     5,400   Trinity Industries, Inc.                                   143,910
                                                                   ------------
                                                                      2,049,187
                                                                   ------------
             PRINTING & PUBLISHING -- 3.5%
    15,200   Courier Corporation                                        379,240
     4,000   Harte-Hanks, Inc.                                           54,680
     3,000   Meredith Corporation                                       114,750
                                                                   ------------
                                                                        548,670
                                                                   ------------
             TECHNOLOGY -- 24.0%
    39,600   ADTRAN, Inc.                                               732,600
     7,800   CommScope, Inc. *                                          271,674
     5,000   Eagle Test Systems, Inc. *                                  52,500
     3,000   Logitech International S.A. *                               76,320
     2,000   Microchip Technology, Inc.                                  65,460
    25,000   MTS Systems Corporation                                    806,500
    11,700   RADVision Ltd. *                                            77,220
    17,200   Rimage Corporation *                                       376,680
    13,000   Sparton Corporation *                                       53,560
     4,000   SPSS, Inc. *                                               155,120
    19,500   Teradata Corporation *                                     430,170
    20,000   Zebra Technologies Corporation - Class A *                 666,400
                                                                   ------------
                                                                      3,764,204
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $13,171,038)                $ 12,875,166
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   CASH EQUIVALENTS -- 9.4%                              MARKET VALUE
--------------------------------------------------------------------------------
   736,000   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares                         $    736,000
   736,000   Federated U.S. Treasury Cash Reserve
               Fund - Institutional Shares                              736,000
                                                                   -------------

             TOTAL CASH EQUIVALENTS (Cost $1,472,000)              $  1,472,000
                                                                   ------------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 10.0%                    MARKET VALUE
--------------------------------------------------------------------------------
$1,566,513   U.S. Bank N.A., 1.500%, dated 03/31/08, due 04/01/08
               repurchase proceeds: $1,566,579 (Cost $1,566,513)   $  1,566,513
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 101.3%
               (Cost $16,209,551)                                  $ 15,913,679

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.3%)           (202,101)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 15,711,578
                                                                   ============

*     Non-income producing security.

(1) Repurchase agreement is fully collateralized by $1,566,513 FNCL, Pool # 694838, 5.50%, due 04/01/2033. The aggregate market value of the collateral at March 31, 2008 was $1,597,962.

See notes to schedule of investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
 PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 30.8%       MARKET VALUE
--------------------------------------------------------------------------------
             U.S. TREASURIES -- 19.3%
$1,000,000   U.S. Treasury Note, 2.625%, due 05/15/08              $  1,001,383
 1,000,000   U.S. Treasury Note, 3.375%, due 10/15/09                 1,027,109
 1,500,000   U.S. Treasury Note, 4.250%, due 10/15/10                 1,597,500
 1,500,000   U.S. Treasury Note, 4.375%, due 08/15/12                 1,631,250
 1,500,000   U.S. Treasury Note, 4.250%, due 08/15/13                 1,632,891
 1,045,030   U.S. Treasury Inflation-Protection Note,
               2.500%, due 07/15/16                                   1,177,210
 1,018,290   U.S. Treasury Inflation-Protection Note,
               2.625%, due 07/15/17                                   1,160,373
                                                                   ------------
                                                                      9,227,716
                                                                   ------------
             U.S. GOVERNMENT AGENCIES -- 11.5%
 1,000,000   Federal Farm Credit Bank, 4.480%, due 08/24/12           1,054,444
 1,000,000   Federal Farm Credit Bank, 4.600%, due 12/27/12           1,058,804
   500,000   Federal Home Loan Bank, 3.375%, due 07/21/08               501,439
 1,000,000   Federal Home Loan Bank, 5.000%, due 09/01/10             1,060,195
 1,000,000   Federal Home Loan Bank, 5.815%, due 08/21/13             1,012,655
   750,000   Private Export Funding Corporation,
               5.685%, due 05/15/12                                     825,156
                                                                   ------------
                                                                      5,512,693
                                                                   ------------
             TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS (Cost $13,934,843)               $ 14,740,409
                                                                   ------------

================================================================================
 PAR VALUE   CORPORATE BONDS -- 40.4%                              MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER PRODUCTS -- 8.6%
$1,000,000   Black & Decker Corporation, 7.125%, due 06/01/11      $  1,047,328
 1,000,000   Harley-Davidson, Inc. - 144A(a), 3.625%,
               due 12/15/08                                           1,003,507
 1,000,000   Stanley Works, 5.000%, due 03/15/10                      1,034,288
 1,000,000   Sysco Corporation, 4.200%, due 02/12/13                  1,014,448
                                                                   ------------
                                                                      4,099,571
                                                                   ------------
             FINANCE -- 6.2%
 1,000,000   BB&T Corporation, 4.750%, due 10/01/12                     998,742
 1,000,000   Caterpillar Financial Services Corporation,
               4.750%, due 02/17/15                                     986,789
 1,000,000   Marshall & Ilsley Bank, 5.250%, due 09/04/12               963,066
                                                                   ------------
                                                                      2,948,597
                                                                   ------------
             FOOD & TOBACCO -- 3.6%
   600,000   Hormel Foods Corporation, 6.625%, due 06/01/11             647,206
 1,000,000   Kellogg Company, 6.600%, due 04/01/11                    1,077,651
                                                                   ------------
                                                                      1,724,857
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE   CORPORATE BONDS -- 40.4% (CONTINUED)                  MARKET VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS -- 15.5%
$1,000,000   ConocoPhillips, 8.750%, due 05/25/10                  $  1,116,061
 1,000,000   Dover Corporation, 6.500%, due 02/15/11                  1,075,145
 1,000,000   Halliburton Company, 5.500%, due 10/15/10                1,052,873
   500,000   Johnson Controls, Inc., 5.250%, due 01/15/11               515,920
   500,000   Johnson Controls, Inc., 5.500%, due 01/15/16               509,560
 1,000,000   Masco Corporation, 5.875%, due 07/15/12                  1,008,026
 1,000,000   Praxair, Inc., 6.375%, due 04/01/12                      1,085,720
 1,000,000   United Technologies Corporation,
               6.350%, due 03/01/11                                   1,080,537
                                                                   ------------
                                                                      7,443,842
                                                                   ------------
             UTILITIES -- 6.5%
 1,000,000   FPL Group Capital, Inc., 5.625%, due 09/01/11            1,053,972
 1,000,000   National Rural Utilities, 4.750%, due 03/01/14           1,000,470
 1,000,000   Southern Power Company, 6.250%, due 07/15/12             1,074,737
                                                                   ------------
                                                                      3,129,179
                                                                   ------------

             TOTAL CORPORATE BONDS (Cost $19,170,505)              $ 19,346,046
                                                                   ------------

================================================================================
    SHARES   COMMON STOCKS -- 18.3%                                MARKET VALUE
--------------------------------------------------------------------------------
             CONSUMER - DURABLES -- 1.5%
     5,000   Harley-Davidson, Inc.                                 $    187,500
    20,000   Leggett & Platt, Inc.                                      305,000
    10,000   Newell Rubbermaid Inc.                                     228,700
                                                                   ------------
                                                                        721,200
                                                                   ------------
             CONSUMER - NONDURABLES -- 1.3%
     6,000   Sherwin-Williams Company (The)                             306,240
     4,000   VF Corporation                                             310,040
                                                                   ------------
                                                                        616,280
                                                                   ------------
             CONSUMER - RETAIL -- 0.9%
    15,000   Ross Stores, Inc.                                          449,400
                                                                   ------------

             FINANCE - BANKS & THRIFTS -- 2.4%
    18,000   BB&T Corporation                                           577,080
    20,000   Synovus Financial Corporation                              221,200
    20,000   TCF Financial Corporation                                  358,400
                                                                   ------------
                                                                      1,156,680
                                                                   ------------
             FINANCE - INSURANCE -- 1.9%
    20,000   Arthur J. Gallagher & Co.                                  472,400
    10,000   Mercury General Corporation                                443,100
                                                                   ------------
                                                                        915,500
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 18.3% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             FOOD & TOBACCO -- 1.2%
     4,500   Kellogg Company                                       $    236,520
    12,000   Sysco Corporation                                          348,240
                                                                   ------------
                                                                        584,760
                                                                   ------------
             INDUSTRIAL PRODUCTS & SERVICES -- 4.4%
    10,000   Genuine Parts Company                                      402,200
    12,000   Paychex, Inc.                                              411,120
    45,000   RPM International Inc.                                     942,300
    10,000   Waste Management, Inc                                      335,600
                                                                   ------------
                                                                      2,091,220
                                                                   ------------
             PRINTING & PUBLISHING -- 0.9%
    14,000   R.R. Donnelley & Sons Company                              424,340
                                                                   ------------

             UTILITIES -- 3.8%
    15,000   NSTAR                                                      456,450
    18,000   Pinnacle West Capital Corporation                          631,440
    20,000   Southern Company                                           712,200
                                                                   ------------
                                                                      1,800,090
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $9,342,602)                 $  8,759,470
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 9.5%                              MARKET VALUE
--------------------------------------------------------------------------------
 2,262,000   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares                         $  2,262,000
 2,262,000   Federated U.S. Treasury Cash Reserve
               Fund - Institutional Shares                            2,262,000
                                                                   ------------

             TOTAL CASH EQUIVALENTS (Cost $4,524,000)              $  4,524,000
                                                                   ------------

================================================================================
FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 0.3%                     MARKET VALUE
--------------------------------------------------------------------------------
$  134,186   U.S. Bank N.A., 1.500%, dated 03/31/08, due 04/01/08
               repurchase proceeds: $134,192 (Cost $134,186)       $    134,186
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 99.3%
               (Cost $47,106,136)                                  $ 47,504,111

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%              352,728
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 47,856,839
                                                                   ============

(a) 144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(1)   Repurchase  agreement is fully  collateralized  by $134,186  FNCI,  Pool #
      676656,  4.50%,  due  12/01/2017.   The  aggregate  market  value  of  the
      collateral at March 31, 2008 was $136,883.

See notes to schedule of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

1.    SECURITIES VALUATION

The portfolio securities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund and Ave Maria Bond Fund (the "Funds") which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. Therefore, each of the Funds has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:
      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2008, all of the inputs used to value the investments of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Opportunity Fund were Level 1.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)

The following is a summary of the inputs used to value Ave Maria Bond Fund's net assets as of March 31, 2008:

                                                               AVE MARIA
      VALUATION INPUTS                                         BOND FUND
      ---------------------------------------------          ------------

      Level 1 - Quoted Prices                                $ 13,417,656
      Level 2 - Other Significant Observable Inputs            34,086,455
                                                             ------------

      Total                                                  $ 47,504,111
                                                             ============

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2008:

                                                                 Ave Maria
                                Ave Maria                          Rising          Ave Maria
                                 Catholic        Ave Maria        Dividend        Opportunity       Ave Maria
                               Values Fund      Growth Fund         Fund              Fund          Bond Fund
                              -------------    -------------    -------------    -------------    -------------
Cost of portfolio
investments                   $ 205,932,801    $ 100,003,290    $  78,203,702    $  16,256,740    $  47,106,136
                              =============    =============    =============    =============    =============

Gross unrealized
appreciation                  $  27,236,550    $  19,200,966    $   5,541,525    $     698,486    $   1,347,644
Gross unrealized
depreciation                    (17,544,956)      (7,807,247)      (6,872,828)      (1,041,547)        (949,669)
                              -------------    -------------    -------------    -------------    -------------

Net unrealized
appreciation/(depreciation)   $   9,691,594    $  11,393,719    $  (1,331,303)   $    (343,061)   $     397,975
                              =============    =============    =============    =============    =============

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for Ave Maria Catholic Values Fund, Ave Maria Rising Dividend Fund and Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
================================================================================
    SHARES   COMMON STOCKS -- 94.9%                                MARKET VALUE
--------------------------------------------------------------------------------
             AEROSPACE & DEFENSE -- 1.7%
     1,000   General Dynamics Corporation                          $     83,370
    10,000   Harris Corporation                                         485,300
     4,000   Rockwell Collins, Inc.                                     228,600
                                                                   ------------
                                                                        797,270
                                                                   ------------
             APPAREL & TEXTILES -- 1.1%
    10,000   Hanesbrands, Inc. *                                        292,000
    50,000   Tefron Ltd. *                                              221,000
                                                                   ------------
                                                                        513,000
                                                                   ------------
             BUILDING MATERIALS & CONSTRUCTION -- 0.5%
    15,000   Pulte Homes, Inc.                                          218,250
                                                                   ------------

             BUSINESS SERVICES -- 3.9%
    20,000   Computer Programs & Systems, Inc.                          418,000
    10,000   Neogen Corporation *                                       251,000
    12,500   Robert Half International, Inc.                            321,750
    78,300   Superior Uniform Group, Inc.                               782,217
                                                                   ------------
                                                                      1,772,967
                                                                   ------------
             CONSUMER -- DURABLES -- 9.1%
   110,000   Craftmade International, Inc.                              885,500
    50,000   Gentex Corporation                                         857,500
    20,000   HNI Corporation                                            537,800
    25,000   La-Z-Boy Incorporated                                      208,500
     6,000   Mohawk Industries, Inc. *                                  429,660
   100,000   Smith & Wesson Holding Corporation *                       502,000
    25,000   Thor Industries, Inc.                                      744,250
                                                                   ------------
                                                                      4,165,210
                                                                   ------------
             CONSUMER -- NONDURABLES -- 7.3%
     4,000   Fortune Brands, Inc.                                       278,000
   150,000   Hartmarx Corporation *                                     438,000
    20,000   K-Swiss, Inc. - Class A                                    316,400
    50,000   Lifetime Brands, Inc.                                      447,000
    13,000   Sherwin-Williams Company (The)                             663,520
    40,000   Weyco Group, Inc.                                        1,186,800
                                                                   ------------
                                                                      3,329,720
                                                                   ------------
             CONSUMER -- RETAIL -- 1.5%
    20,000   American Eagle Outfitters, Inc.                            350,200
    30,000   Chico's FAS, Inc. *                                        213,300
    20,000   Sally Beauty Holdings, Inc. *                              138,000
                                                                   ------------
                                                                        701,500
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 94.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             EDUCATION -- 0.8%
    15,000   Nobel Learning Communities, Inc. *                    $    200,700
     1,000   Strayer Education, Inc.                                    152,500
                                                                   ------------
                                                                        353,200
                                                                   ------------
             ENERGY & MINING -- 2.2%
     6,000   CARBO Ceramics, Inc.                                       240,600
     1,000   EnCana Corporation                                          75,750
    40,000   ION Geophysical Corporation *                              552,000
    10,000   TXCO Resources, Inc. *                                     123,800
                                                                   ------------
                                                                        992,150
                                                                   ------------
             FINANCE -- BANKS & THRIFTS -- 11.4%
       237   AmTrust Financial Corporation                            1,510,875
    24,563   Century Bancorp, Inc. - Class A                            493,716
    55,000   Citizens Republic Bancorp, Inc.                            683,650
    10,000   Clarkston Financial Corporation *                           55,000
    15,000   Comerica, Inc.                                             526,200
    20,081   FNBH Bancorp, Inc.                                         261,053
    15,000   Hudson City Bancorp, Inc.                                  265,200
    25,000   NewAlliance Bancshares, Inc.                               306,500
    28,567   Oxford Bank Corporation                                    785,592
    10,000   People's United Financial, Inc.                            173,100
    15,000   Westfield Financial, Inc.                                  146,550
                                                                   ------------
                                                                      5,207,436
                                                                   ------------
             FINANCE -- INSURANCE -- 12.6%
    12,500   American International Group, Inc.                         540,625
         7   Berkshire Hathaway, Inc. - Class A *                       933,800
    36,500   Fremont Michigan InsuraCorp, Inc. - Class A *              657,000
     1,750   Markel Corporation *                                       769,948
   150,000   Meadowbrook Insurance Group, Inc.                        1,171,500
   182,700   Unico American Corporation *                             1,717,380
                                                                   ------------
                                                                      5,790,253
                                                                   ------------
             FINANCE -- SERVICES -- 1.0%
    10,000   AmeriCredit Corporation *                                  100,700
    10,000   Moody's Corporation                                        348,300
                                                                   ------------
                                                                        449,000
                                                                   ------------
             HEALTHCARE -- 7.9%
   190,949   Continucare Corporation *                                  475,463
    20,000   Kinetic Concepts, Inc. *                                   924,600
    15,000   MedQuist, Inc. *                                           141,750
    50,000   National Dentex Corporation *                              644,500
    26,000   Psychemedics Corporation                                   462,800

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 94.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             HEALTHCARE -- 7.9% (CONTINUED)
    15,000   Rochester Medical Corporation *                       $    153,000
    15,000   Waters Corporation *                                       835,500
                                                                   ------------
                                                                      3,637,613
                                                                   ------------
             INDUSTRIAL PRODUCTS & SERVICES -- 13.8%
    15,000   American Railcar Industries, Inc.                          304,950
    15,000   Applied Industrial Technologies, Inc.                      448,350
     5,000   AZZ, Inc. *                                                177,900
    10,000   Dover Corporation                                          417,800
     6,000   EnPro Industries, Inc. *                                   187,140
    25,000   Graco, Inc.                                                906,500
    15,000   Lincoln Electric Holdings, Inc.                            967,350
     1,500   PACCAR, Inc.                                                67,500
    25,000   Raven Industries, Inc.                                     757,500
    10,000   Rofin-Sinar Technologies, Inc. *                           449,000
    25,000   RPM International, Inc.                                    523,500
    12,000   Strattec Security Corporation                              507,960
    20,000   Sun Hydraulics Corporation                                 585,400
                                                                   ------------
                                                                      6,300,850
                                                                   ------------
             LEISURE & ENTERTAINMENT -- 0.9%
    20,000   Wyndham Worldwide Corporation                              413,600
                                                                   ------------

             PRINTING & PUBLISHING - 0.8%
    14,000   Courier Corporation                                        349,300
                                                                   ------------

             REAL ESTATE -- 1.8%
    16,499   I. Gordon Corporation *                                    243,360
    20,000   PICO Holdings, Inc. *                                      604,600
                                                                   ------------
                                                                        847,960
                                                                   ------------
             TECHNOLOGY -- 16.6%
    60,000   ADTRAN, Inc.                                             1,110,000
    35,000   Check Point Software Technologies Ltd. *                   784,000
    35,000   Cognex Corporation                                         764,050
    25,000   Eastman Kodak Company                                      441,750
     5,000   Logitech International S.A. *                              127,200
    22,500   MTS Systems Corporation                                    725,850
    10,000   Rimage Corporation *                                       219,000
   160,068   Sparton Corporation *                                      659,480
    10,000   SPSS, Inc. *                                               387,800
     4,000   Stratasys, Inc. *                                           71,200

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES   COMMON STOCKS -- 94.9% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
             TECHNOLOGY -- 16.6% (CONTINUED)
    30,000   Teradata Corporation *                                $    661,800
    50,000   Zebra Technologies Corporation - Class A *               1,666,000
                                                                   ------------
                                                                      7,618,130
                                                                   ------------

             TOTAL COMMON STOCKS (Cost $44,455,796)                $ 43,457,409
                                                                   ------------

================================================================================
    SHARES   OPEN-END FUNDS -- 0.0%                                MARKET VALUE
--------------------------------------------------------------------------------
        57   Sequoia Fund (Cost $7,502)                            $      7,517
                                                                   ------------

================================================================================
    SHARES   EXCHANGE-TRADED FUNDS -- 2.7%                         MARKET VALUE
--------------------------------------------------------------------------------
     5,000   iShares S&P 100 Index Fund                            $    308,400
     2,500   Rydex Russell Top 50 ETF                                   246,525
     7,500   streetTRACKS Gold Trust *                                  677,850
                                                                   ------------

             TOTAL EXCHANGE-TRADED FUNDS (Cost $1,264,350)         $  1,232,775
                                                                   ------------

================================================================================
    SHARES   CASH EQUIVALENTS -- 2.8%                              MARKET VALUE
--------------------------------------------------------------------------------
 1,268,922   Federated Government Obligations Tax-Managed
               Fund - Institutional Shares
               (Cost $1,268,922)                                   $  1,268,922
                                                                   ------------

             TOTAL INVESTMENTS AT MARKET VALUE -- 100.4%
               (Cost $46,996,570)                                  $ 45,966,623

             LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)           (197,816)
                                                                   ------------

             NET ASSETS -- 100.0%                                  $ 45,768,807
                                                                   ============

*     Non-income producing security.

See notes to schedule of investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

1.    SECURITIES VALUATION

The securities of the Schwartz Value Fund (the "Fund") which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim period within those fiscal years. Therefore, the Fund has adopted SFAS No. 157 with this Schedule of Investments.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

As of March 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2008:

      Cost of portfolio of investments                      $ 47,121,112
                                                            ============

      Gross unrealized appreciation                         $  4,877,580
      Gross unrealized depreciation                           (6,032,094)
                                                            ------------

      Net unrealized depreciation                           $ (1,154,514)
                                                            ============

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
              ------------------------------------------------------------------

By (Signature and Title)*           /s/ George P. Schwartz
                                    --------------------------------------------
                                    George P. Schwartz, President

Date          May 29, 2008
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ George P. Schwartz
                                    --------------------------------------------
                                    George P. Schwartz, President

Date          May 29, 2008
      ------------------------------

By (Signature and Title)*           /s/ Timothy S. Schwartz
                                    --------------------------------------------
                                    Timothy S. Schwartz, Treasurer

Date          May 29, 2008
      ------------------------------

* Print the name and title of each signing officer under his or her signature.